Note 14 - Share Capital - Issued and Outstanding Shares (Details) - CAD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Statement Line Items [Line Items]
Balance	$ 350,675,000
Options exercised during the year (in shares)	40,000
Options exercised during the year	$ 280,000
Purchased and cancelled during the year (in shares)	(1,321,358)	(195,300)
Purchased and cancelled during the year	$ (13,300,000)	$ (1,900,000)
Balance	377,158,000	350,675,000
Outstanding, beginning and end of year	377,158,000	350,675,000
Issued capital [member]
Statement Line Items [Line Items]
Balance	239,629,000
Balance	228,471,000	239,629,000
Outstanding, beginning and end of year	$ 228,471,000	$ 239,629,000
Ordinary shares [member] | Issued capital [member]
Statement Line Items [Line Items]
Balance (in shares)	27,245,782	27,441,082
Balance	$ 225,982,000	$ 227,674,000
Options exercised during the year (in shares)	40,000	0
Options exercised during the year	$ 280,000	$ 0
Purchased and cancelled during the year (in shares)	(1,321,358)	(195,300)
Purchased and cancelled during the year	$ (11,438,000)	$ (1,692,000)
Balance (in shares)	25,964,424	27,245,782
Balance	$ 214,824,000	$ 225,982,000
Balance (in shares)	25,964,424	27,245,782
Outstanding, beginning and end of year	$ 214,824,000	$ 225,982,000
Series 1 preferred shares [member] | Issued capital [member]
Statement Line Items [Line Items]
Balance (in shares)	1,461,460
Balance	$ 13,647,000
Balance (in shares)	1,461,460	1,461,460
Balance	$ 13,647,000	$ 13,647,000
Balance (in shares)	1,461,460	1,461,460
Outstanding, beginning and end of year	$ 13,647,000	$ 13,647,000